INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVENTORIES
Raw materials	¥ 120,290,456		¥ 151,975,367
Works in progress	1,948,838		1,481,938
Finished goods	20,142,911		25,175,994
Inventories	142,382,205	$ 25,659,068	178,633,299
Loss on inventories damaged from a warehouse fire accident	18,254,406
Write-downs made	¥ 0		¥ 10,491,137	¥ 0